UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washinton, DC 20549


                                   FORM N-Q


             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY





Investment Company Act file number                   811-10419

Exact Name of registrant as specified in charter     NorthQuest Capital
                                                     Fund, Inc.

Address of principal executive offices               16 Rimwood Lane
                                                     Colts Neck, NJ 07722

Name and address of agent for service                Peter J. Lencki
                                                     16 Rimwood Lane
                                                     Colts Neck, NJ 07722

Registrants telephone number, including area code    732-842-3465

Date of fiscal year end:                             12/31/07

Date of reporting period:                            03/31/07





























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(page)

Item 1. Schedule of Investments.





                         NORTHQUEST CAPITAL FUND, INC.



                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

                                 March 31, 2007


























                         NorthQuest Capital Fund, Inc.
                                16 Rimwood Lane
                             Colts Neck, NJ  07722
                                 1-800-698-5261

                             www.NorthQuestFund.com















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(page)





                         NORTHQUEST CAPITAL FUND, INC.





                                                                March 31, 2007



To the Shareholders of NorthQuest Capital Fund, Inc.:

   Our Fund began the year at a share price of $13.35 and ended the past three months at $13.20. The Fund's total return, year-to-date before taxes for this period, decreased 1.12%. NorthQuest currently has 194,361 shares outstand-ing with total net assets of $2,564,931. The following table may be helpful in comparing the Fund's performance with other investments and financial indices.


                             Performance Comparison

    The Fund & Other Indexes                        Year-To-Date (YTD)
    ------------------------                        ------------------
    NorthQuest Capital Fund                            - 1.12 %
    Dow Jones Industrial                               - 0.87 %
    NASDAQ Composite                                     0.26 %
    S&P 500                                              0.18 %

The Fund purchased additional shares in the following companies.
         1. Allstate Corporation - 200 shares
         2. Amgen Incorporated   - 400 shares
         3. General Electric     - 300 shares

Medtronic Inc. (MDT) has been added to the Fund's investment portfolio. Medtronic is a manufacture and seller of many medical products such as pace-makers, defibrillators and stents. The Fund accumulated 1,500 shares of MDT. The Fund did not sell any of its holdings during the first quarter. As a conse-quence, the Fund's portfolio turnover rate is 0% for the first quarter of 2007.
   This quarterly report includes the Fund's "Schedule of Investments" and each shareholders' account statement. Please do not hesitate to call or write me any comments or questions that you may have about this report.


Sincerely,


/s/ Peter J. Lencki
    ---------------
    President







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(page)                   NORTHQUEST CAPITAL FUND, INC,
                         -----------------------------
                     Schedule of Investments - (Unaudited)
                     -------------------------------------
                                March 31, 2007
                                --------------                       Fair
COMMON STOCKS - 90.17%                  Shares         Cost         Value
----------------------                  ------         ----         -----
Biotechnology Industry - 3.49%
------------------------------
Amgen Incorp. *                          1,600   $    98,199   $    89,408
                                                    ---------     ---------

Computer Hardware & Software - 7.25%
-------------------------------------
Fiserv Inc. *                            2,200        94,685       116,732
Symantec Corp. *                         4,000        38,022        69,200
                                                    ---------     ---------
                                                     132,707       185,932
                                                    ---------     ---------

Defense Industry - 8.94%
------------------------
General Dynamics Corp.                   3,000       100,926       229,200
                                                    ---------     --------

Electrical Products/Equipment - 5.49%
-------------------------------------
General Electric Company                 2,800        91,773        99,008
Technitrol Inc.                          1,600        33,398        41,904
                                                    ---------     ---------
                                                     125,171       140,912
                                                    ---------     ---------

Financial Services - 8.88%
--------------------------
Bank of America                          1,352        46,176        68,979
U.S. Bancorp                             2,000        59,306        69,940
Washington Mutual                        2,200        78,861        88,836
                                                    ---------     ---------
                                                     184,343       227,755
                                                    ---------     ---------

Food Industry - 3.41%
---------------------
Hershey Company                          1,600        55,426        87,456
                                                    ---------     ---------
Industrials - 8.47%
-------------------
Diebold Inc.                             2,000        81,096        95,420
Donaldson Co.                            1,800        35,487        64,980
Sealed Air                               1,800        39,558        56,880
                                                    ---------     ---------
                                                     156,141       217,280
                                                    ---------     ---------
Insurance - 11.41%
------------------
Allstate Corporation                     1,200        60,419        72,072
Berkshire Hathaway, Class B *               38        89,457       138,320
ChoicePoint Inc. *                       2,200        94,513        82,346
                                                    ---------     ---------
                                                     244,389       292,738
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(page)                   NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
               Schedule of Investments - (Unaudited) (continued)
               -------------------------------------------------
                                March 31, 2007
                                --------------                       Fair
                                        Shares         Cost         Value
                                        ------         ----         -----
Medical & Drug Industry - 12.26%
-------------------------------
Medtronic Inc. *                         1,500        75,792        73,590
Pfizer Inc.                              3,500       107,589        88,410
Stryker Corp. *                          2,300        72,731       152,536
                                                    ---------     ---------
                                                     256,112       314,536
                                                    ---------     ---------

Natural Gas Distribution - 1.95%
--------------------------------
New Jersey Resources                     1,000        29,738        50,050
                                                    ---------     ---------

Petroleum & Chemical Industry - 7.57%
-------------------------------------
E.I. du Pont de Nemours & Company        1,000        43,680        49,430
Exxon Mobil Corporation                    500        18,755        37,725
3M Company                               1,400       103,918       107,002
                                                    ---------    ----------
                                                     166,353       194,157
                                                    ---------    ----------
Publishers - 6.38%
------------------
McGraw-Hill                               2,600       82,717       163,488
                                                    ---------    ----------

Telecommunications Equip. Industry - 1.99%
------------------------------------------
Cisco Systems *                           2,000       31,657        51,060
                                                    ---------    ----------

Utility (Electric) Industry - 2.68%
-----------------------------------
Exelon Corporation                        1,000       31,875        68,710
                                                    ---------    ----------

TOTAL COMMON STOCKS                              $ 1,695,754   $ 2,312,682
                                                   ----------    ----------
SHORT-TERM INVESTMENTS - 9.69%
------------------------------
Charles Schwab Brokerage Account                      59,179        59,179
Bank of America Savings Account                      189,375       189,375
                                                   ----------    ----------
TOTAL SHORT-TERM INVESTMENTS                         248,554       248,554
                                                   ----------    ----------
TOTAL INVESTMENTS                                $ 1,944,308     2,561,236
                                                   ==========    ----------
OTHER ASSETS AND LIABILITIES - .14%                                  3,695
                                                                 ----------
NET ASSETS - 100.00%                                           $ 2,564,931
                                                                 ==========

* Non-income producing during the period.
                                      -3-



(page)                   NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
               Schedule of Investments - (Unaudited) (continued)
               -------------------------------------------------
                                March 31, 2007
                                --------------




Securities Valuations: Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing ser-vice when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the Nasdaq over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quo-tations are not readily available, or when the Advisor determines that the mar-ket quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors in accordance with the Fund's "Fair Value Policy" that has been authorized by the Fund's Board. The Board has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.



























This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accom-panied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of NorthQuest Capital Fund, Inc. Such offering is made only by prospectus, which includes details as to offering price and material information.




                                      -4-



(page)
Item 2. Controls and Procedures.

(a) The Registrant's President and Treasurer have concluded that the Regis-trant's disclosure controls and procedures (as defined in Rule 30a-3(c) un-der the Investment Company Act of 1940 (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

   B. Certifications

I, Peter J. Lencki, certify that:

1. I have prepared this report on Form N-Q for the NorthQuest Capital Fund, Inc.

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the state-ment made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report:

3. Based on my knowledge, the schedule of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for estab-lishing and maintaining disclosure controls and procedures (as defined by in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

   a) Designed such disclosure controls and procedures, or caused such disclo-sure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period which this report is being pre-pared;
   b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our super-vision, to provide resonable assurance regarding the reliability of fin-ancial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;
   c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effec-tiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and
   d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial re-porting; and

5. The registrant's other certifying officer and I have disclosed to the regis-
                                     -ii-



(page)
   trant's auditors and the audit committee of the registrant's Board of Direc-tors persons (or persons performing the equivalent functions):

   a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reason-ably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and
   b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

   Date:  04/12/07                              By:  /s/ Peter J. Lencki
                                                         ---------------
                                                         Peter J. Lencki
                                                         President


I, Walter A. Lencki, certify that:

1. I have prepared this report on Form N-Q for the NorthQuest Capital Fund, Inc.

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the state-ment made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report:

3. Based on my knowledge, the schedule of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for estab-lishing and maintaining disclosure controls and procedures (as defined by in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

   a) Designed such disclosure controls and procedures, or caused such disclo-sure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period which this report is being pre-pared;
   b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our super-vision, to provide resonable assurance regarding the reliability of fin-ancial reporting and the preparation of financial statements for external pruposes in accordance with generally accepted accounting principles;
   c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effec-tiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and
   d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial re-porting; and

5. The registrant's other certifying officer and I have disclosed to the regis-trant's auditors and the audit committee of the registrant's Board of Direc-tors persons (or persons performing the equivalent functions):

                                     -iii-



(page)
   a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reason-ably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and
   b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

   Date:  04/12/07                              By:  /s/ Walter A. Lencki
                                                         ---------------
                                                         Walter A. Lencki
                                                         Treasurer


                                SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

   (Registrant)                                    NorthQuest Capital Fund, Inc.

   By (Signature and Title)                          /s/ Peter J. Lencki
                                                         ---------------
                                                         Peter J. Lencki
                                                         President
   Date:  04/12/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacity and on the date indicated.

   (Registrant)                                    NorthQuest Capital Fund, Inc.

   By (Signature and Title)                          /s/ Walter A. Lencki
                                                         ----------------
                                                         Walter A. Lencki
                                                         Treasurer
   Date:  04/12/07





















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